PIMCO Preferred and Capital Securities Active Exchange-Traded Fund Average Annual Total Returns		12 Months Ended	18 Months Ended	23 Months Ended	31 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	2.75%	1.58%	1.20%	(0.33%)	(0.31%)	1.35%
ICE BofA U.S. All Capital Securities Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.61%		6.14%
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent		10.16%		6.08%
Performance Inception Date	Jan. 18, 2023
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.30%		4.30%
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.67%		4.21%